Other assets and liabilities - Summary of Other Liabilities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	R$ 24,381	R$ 25,968
Other non-financial liabilities, Non-current	1,980	1,142
Other non-financial liabilities, Total	26,361	27,110
Other financial liabilities, Current	77,598	71,798
Other financial liabilities, Non-current	15	34
Other financial liabilities, Total	77,613	71,832
Credit card operations [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities, Current	71,892	58,920
Other financial liabilities, Total	71,892	58,920
Foreign exchange portfolio [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities, Current	197	620
Other financial liabilities, Total	197	620
Negotiation and intermediation of securities [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities, Current	4,606	10,538
Other financial liabilities, Non-current	15
Other financial liabilities, Total	4,621	10,538
Finance lease liabilities [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities, Current	4	26
Other financial liabilities, Total	4	26
Funds from consortia participants [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities, Current	102	84
Other financial liabilities, Total	102	84
Other financials liabilities [Member]
Disclosure of financial liabilities [line items]
Other financial liabilities, Current	797	1,610
Other financial liabilities, Non-current		34
Other financial liabilities, Total	797	1,644
Collection and payment of taxes and contributions [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	325	297
Other non-financial liabilities, Total	325	297
Domestic sundry creditors [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	2,009	2,488
Other non-financial liabilities, Non-current	143	117
Other non-financial liabilities, Total	2,152	2,605
Funds in transit [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	8,800	10,214
Other non-financial liabilities, Non-current	989	190
Other non-financial liabilities, Total	9,789	10,404
Provision for sundry payments [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	1,721	2,007
Other non-financial liabilities, Non-current	135	203
Other non-financial liabilities, Total	1,856	2,210
Social and statutory [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	4,931	5,541
Other non-financial liabilities, Non-current	137	35
Other non-financial liabilities, Total	5,068	5,576
Related to insurance operations [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	167	224
Other non-financial liabilities, Total	167	224
Liabilities for official agreements and rendering of payment services [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	985	864
Other non-financial liabilities, Total	985	864
Provision for retirement plan benefits [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	197	201
Other non-financial liabilities, Non-current	525	548
Other non-financial liabilities, Total	722	749
Personnel provision [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	1,496	1,352
Other non-financial liabilities, Non-current	51	49
Other non-financial liabilities, Total	1,547	1,401
Provision for health insurance [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	842	742
Other non-financial liabilities, Total	842	742
Provision for Citibank integration expenditures [member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	504
Other non-financial liabilities, Total	504
Deferred income [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	2,326	1,975
Other non-financial liabilities, Total	2,326	1,975
Other non-financial liabilities [Member]
Disclosure of financial liabilities [line items]
Other non-financial liabilities, Current	78	63
Other non-financial liabilities, Total	R$ 78	R$ 63